Principal Real Asset Fund 711 High Street, Des Moines, IA 50392 515 247 5111 tel
June 21, 2024
Via EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:    Principal Real Asset Fund
PRE 14A
File No. 811-23403
To whom it may concern:
Principal Real Asset Fund (the "Fund") is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission a Preliminary 14A proxy statement (the “Proxy Statement”), together with proposed proxy cards, voter instruction cards, and solicitation communications.
The Proxy Statement is being filed to solicit shareholders of the Fund, relating to a Special Meeting of Shareholders to be held on July 31, 2024 (the "Meeting"). At the Meeting, the shareholders of the Fund will consider proposals to elect (1) Danielle E. Davis, Shane C. Goodwin, James E. Stueve, and Barbara Wenig to the Fund's Board of Trustees, and (2) approve an amended and restated sub-advisory agreement with Principal Real Estate Investors, LLC.
It is our intent to file the Definitive 14A on or about July 8, 2024.
If you have questions, please call me at 515-235-9328.
Sincerely,
/s/ Adam U. Shaikh
Adam U. Shaikh
Vice President, Assistant General Counsel,
and Assistant Secretary, Registrant